Sterling Capital Stratton Small Cap Value Fund
1
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98 .6%
Aerospace & Defense — 2 .1%
137,285
Moog, Inc. , Class A ................
$ 11,115,966
Auto Components — 1 .3%
61,170
Dorman Products, Inc. (a) ............
6,912,822
Banks — 20 .9%
201,870
Community Bank System, Inc. ........
15,035,278
177,023
First Horizon Corp. ................
2,890,785
268,170
First Midwest Bancorp, Inc. ..........
5,492,122
250,730
Glacier Bancorp, Inc. ...............
14,216,391
57,880
Signature Bank ...................
18,722,443
21,220
SVB Financial Group (a) .............
14,392,253
316,421
Umpqua Holdings Corp. .............
6,087,940
134,910
United Bankshares, Inc. .............
4,894,535
217,280
Webster Financial Corp. .............
12,132,915
169,730
Wintrust Financial Corp. .............
15,414,879
109,279,541
Capital Markets — 1 .8%
58,270
Affiliated Managers Group, Inc. .......
9,585,998
Chemicals — 3 .7%
344,707
Avient Corp. .....................
19,286,357
Construction & Engineering — 3 .5%
201,080
MasTec, Inc. (a) ...................
18,555,662
Consumer Finance — 1 .1%
125,000
PROG Holdings, Inc. ...............
5,638,750
Electric Utilities — 2 .3%
222,430
Portland General Electric Co. .........
11,770,996
Electrical Equipment — 2 .5%
167,480
EnerSys .........................
13,240,969
Electronic Equipment, Instruments &
Components — 3 .5%
181,448
Belden, Inc. ......................
11,926,577
116,400
ePlus, Inc. (a) .....................
6,271,632
18,198,209
Entertainment — 1 .9%
56,510
Take-Two Interactive Software, Inc. (a) ...
10,042,957
Equity Real Estate Investment Trusts (REITS)
— 9 .7%
148,050
American Campus Communities, Inc. ...
8,481,784
291,153
First Industrial Realty Trust, Inc. .......
19,274,329
214,764
Highwoods Properties, Inc. ...........
9,576,327
402,080
Medical Properties Trust, Inc. .........
9,501,150
55,377
SL Green Realty Corp. ..............
3,970,531
50,804,121
Food & Staples Retailing — 7 .0%
222,510
BJ's Wholesale Club Holdings, Inc. (a) ...
14,901,495
74,190
Casey's General Stores, Inc. ..........
14,641,396
Shares Fair Value
COMMON STOCKS — (continued)
Food & Staples Retailing — (continued)
150,770
Performance Food Group Co. (a) .......
$ 6,918,835
36,461,726
Gas Utilities — 2 .0%
147,030
Southwest Gas Holdings, Inc. .........
10,299,451
Household Durables — 2 .8%
170,500
Ethan Allen Interiors, Inc. ............
4,482,445
82,910
Meritage Homes Corp. (a) ............
10,119,995
14,602,440
Insurance — 5 .8%
110,040
Hanover Insurance Group, Inc. (The) ....
14,421,843
195,480
Selective Insurance Group, Inc. ........
16,017,631
30,439,474
Life Sciences Tools & Services — 3 .6%
40,223
West Pharmaceutical Services, Inc. .....
18,864,989
Machinery — 6 .6%
171,660
Crane Co. .......................
17,462,972
150,500
Oshkosh Corp. ....................
16,962,855
34,425,827
Professional Services — 3 .0%
57,940
CACI International, Inc. , Class A (a) .....
15,598,027
Semiconductors & Semiconductor Equipment
— 7 .2%
359,087
ON Semiconductor Corp. (a) ..........
24,389,189
84,674
Qorvo, Inc. (a) ....................
13,242,167
37,631,356
Software — 2 .3%
97,237
PTC, Inc. (a) ......................
11,780,263
Specialty Retail — 0 .9%
89,610
TravelCenters of America, Inc. (a) ......
4,625,668
Trading Companies & Distributors — 3 .1%
10,000
Herc Holdings, Inc. ................
1,565,500
44,331
United Rentals, Inc. (a) ..............
14,730,748
16,296,248
Total Common Stocks
(Cost $ 145,957,527 ) .............. 515,457,817

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 1 .3%
6,633,936
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (b) .......
$ 6,633,936
Total Money Market Fund
(Cost $ 6,633,936 ) ................ 6,633,936
Total Investments — 99 .9%
(Cost $ 152,591,463 ) ........................... 522,091,753
Net Other Assets (Liabilities) — 0 .1% ............... 414,652
NET ASSETS — 100.0% .......................
$ 522,506,405
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Stratton Small Cap Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund — (continued)
December 31, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Stratton Small Cap Value Fund .......... $ 515,457,817(a) $ — $ — $ 522,091,753
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.